Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting

Note 25. Segment Reporting

Under the Tim Hortons brand, we operate in the donut/coffee/tea category of the quick service segment of the restaurant industry. Under the Burger King brand, we operate in the fast food hamburger restaurant category of the quick service segment of the restaurant industry. We generate revenue from four primary sources: (i) franchise revenues, consisting primarily of royalties based on a percentage of sales reported by franchise restaurants and franchise fees paid by franchisees; (ii) property revenues from properties we lease or sublease to franchisees; (iii) retail sales at Company restaurants; and (iv) distribution sales to Tim Hortons franchisees, which are sales related to our supply chain operations, including manufacturing, procurement, warehousing and distribution.

As disclosed in the Provisional 10-K, we had five operating segments consisting of TH and four geographical regions of BK as of December 31, 2014. We completed an internal reorganization of our business following the Transactions, which resulted in two brand presidents, both of whom report to our chief operating decision maker (“CODM”), who is our Chief Executive Officer. This reorganization changed the way our CODM manages and evaluates our business. Accordingly, during the first quarter of 2015, we determined we had two operating segments: (1) TH, which includes all operations of our Tim Hortons brand and (2) BK, which includes all operations of our Burger King brand.

We also determined that our two operating segments represent our reportable segments. This change had no effect on our previously reported consolidated results of operations, financial position or cash flows. In connection with this change, we have reclassified historical amounts to conform to our current segment presentation.

The following tables present revenues, segment income, depreciation and amortization, assets, long-lived assets and capital expenditures by segment (in millions):

	2014	2013	2012
Revenues:
TH	$143.6	$—	$—
BK	1,055.2	1,146.3	1,970.9

Total revenues	$1,198.8	$1,146.3	$1,970.9

Total revenues in Canada were $152.0 million in 2014, $60.9 million in 2013 and $148.2 million in 2012.

The United States represented 10% or more of our total revenues in each period presented. Total revenues in the United States were $630.9 million in 2014, $604.4 million in 2013, and $1,112.9 million in 2012. Germany also represented 10% or more of our total revenues in 2012. Total revenues in Germany were $219.2 million in 2012.

Our measure of segment income is adjusted EBITDA. Adjusted EBITDA represents earnings before interest, taxes, depreciation and amortization, adjusted to exclude specifically identified items that management believes do not directly reflect our core operations and assists management in comparing segment performance by removing the impact of certain items that management believes do not reflect our core operations. A reconciliation of segment income to net income consists of the following:

	2014	2013	2012
Segment Income:
TH	$34.9	$—	$—
BK	726.0	665.6	652.1

Adjusted EBITDA	760.9	665.6	652.1
Share-based compensation and non-cash incentive compensation expense	37.3	17.6	10.2
Amortization of inventory step-up	11.8	—	—
Tim Hortons transaction and restructuring costs	125.0	—	—
Global portfolio realignment project costs	—	26.2	30.2
Business combination agreement expenses	—	—	27.0
(Income) loss from equity method investments	9.5	12.7	4.1
Other operating expenses (income), net	327.4	21.3	49.2

EBITDA	249.9	587.8	531.4
Depreciation and amortization	68.8	65.6	113.7

Income from operations	181.1	522.2	417.7
Interest expense, net	279.7	200.0	223.8
Loss on early extinguishment of debt	155.4	—	34.2
Income tax expense	15.3	88.5	42.0

Net income (loss)	$(269.3)	$233.7	$117.7

	2014	2013	2012
Depreciation and Amortization:
TH	$4.5	$—	$—
BK	64.3	65.6	113.7

Total depreciation and amortization	$68.8	$65.6	$113.7

	2014	2013	2012
(Income) Loss from Equity Method Investments:
TH	(0.3)	—	—
BK	9.8	12.7	4.1

Total (income) loss from equity method investments	$9.5	$12.7	$4.1

	Assets		Long-Lived Assets
	As of December 31,		As of December 31,
	2014	2013	2014	2013
TH	$14,809.4	$—	$1,667.6	$—
BK	6,528.6	5,785.5	910.0	964.6

Total	$21,338.0	$5,785.5	$2,577.6	$964.6

Long-lived assets include property and equipment, net, and net investment in property leased to franchisees. Long-lived assets in Canada totaled $1,288.8 million as of December 31, 2014 and $46.1 million as of December 31, 2013. Long-lived assets in the United States totaled $1,261.3 million as of December 31, 2014 and $885.4 million as of December 31, 2013. Only Canada and the United States represented 10% or more of our total long-lived assets as of December 31, 2014. Only the United States represented 10% or more of our total long-lived assets as of December 31, 2013.

	2014	2013	2012
Capital Expenditures:
TH	$8.0	$—	$—
BK	22.9	25.5	70.2

Total capital expenditures	$30.9	$25.5	$70.2